SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

[redacted]

05060625

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION RECEIVED JUN 07 2005 WASH. D.C. 185

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FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply):	[ ] Rule 504	[ ] Rule 505	[X] Rule 506	[ ] Section 4(6)	[ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

PROCESSED JUL 25 2005 THOMSON FINANCIAL

SC

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)

InterGenetics Incorporated

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104 **(405) 271-1723**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)

Same

Brief Description of Business

Genetics based, cancer risk-testing and cancer treatment company.

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0] 4]	[9] 9]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [O] [K]

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Swisher Investments LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 Dorchester Drive, Oklahoma City, Oklahoma 73120

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Oklahoma Medical Research Foundation

Business or Residence Address (Number and Street, City, State, Zip Code)
825 N.E. 13th Street, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or

Managing
Partner

Full Name (Last name first, if individual)
Willmac Health, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
2911 Turtle Creek Blvd., Dallas Texas 75220

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Shimasaki, Craig D.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Hiller, Fred E.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
David Ralph

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Jupe, Eldon R.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Swisher, Thane

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 Dorchester Drive, Oklahoma City, Oklahoma 73120

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Swisher, Jr., George William

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 Dorchester Drive, Oklahoma City, Oklahoma 73120

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Capra. Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Rainbolt, H.E.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$25,000**

3. Does the offering permit joint ownership of a single unit?.. Yes No [X] [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Capital West Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
211 N. Robinson, Suite 200, Oklahoma City, OK 73102

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] ~~[CA]~~ [CO] [CT] [DE] [DC] ~~[FL]~~ [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] ~~[NM]~~ [NY] [NC] [ND] [OH] ~~[OK]~~ [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] ~~[VA]~~ [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]

.[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ **10,000,000**	$ **6,000,000**
[**X**] Common [ ] Preferred		
Convertible Securities (including warrants)	$ $0*	$ $0*
Partnership Interests	$	$
Other (Specify ______).	$	$
Total	$ **10,000,000**	$ **6,000,000**

Answer also in Appendix, Column 3, if filing under ULOE.

* Capital West Securities, Inc. will receive warrants to purchase up to 160 shares of InterGenetics common stock, exercisable for eight years at an exercise price of $2.50 per share for every $25,000 invested in the offering by investors solicited by Capital West Securities.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	**22**	$ **5,000,000**
Non-accredited Investors	**0**	$ **0**
Total (for filings under Rule 504 only)	**22**	$ **5,000,000**

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount

		Sold
Rule 505	____________	$__________
Regulation A	____________	$__________
Rule 504	____________	$__________
Total	____________	$__________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's	[ ] $__________
Printing and Engraving Costs	[X] $ 1,000
Legal Fees	[X] $ 70,000
Accounting Fees	[ ] $__________
Engineering Fees	[ ] $__________
Sales Commissions (specify finders' fees separately)	[X] $ 34,375
Other Expenses (identify) mailing and other miscellaneous expenses......	[X] $ 5,000
Total	[X] $ 110,375

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 5,889,625

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[X] $150,000	[ ] $_____
Purchase of real estate	[ ] $_____	[ ] $_____
Purchase, rental or leasing and installation of machinery and equipment	[ ] $_____	[X] $1,100,000
Construction or leasing of plant buildings and facilities........	[ ] $_____	[ ] $_______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $_____	[ ] $_______
Repayment of indebtedness	[ ] $_____	[ ] _______
Working capital	[ ] $_____	[X] 4,639,625
Other (specify):_________________________________	[ ] $_____	[ ] $______
____	[ ] $_____	[ ] $_______
____		
Column Totals	[ ] $_____	[ ] $_______
Total Payments Listed (column totals added)	[X] $ 5,889,625	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
InterGenetics, Incorporated	[signature]	6/30/05
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Craig D. Shimasaki, Ph.D.	**President and Chief Executive Officer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes No [ ] [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
InterGenetics, Incorporated	[signature]	6/30/05
Name of Signer (Print or Type)	Title (Print or Type)	
Craig D. Shimasaki, Ph.D.	**President and Chief Executive Officer**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	**Common Stock $50,000**	**1**	**$50,000**	**0**	**$0**		**X**
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO		X	**Common Stock $50,000**	**1**	**$50,000**	**0**	**$0**		**X**
MT									
NE									
NV									
NH									
NJ									

NM		X	Common Stock $50,000	1	$50,000	0	$0		X
NY									
NC									
ND									
OH									
OK		X	Common Stock $575,000	13	$575,000	0	$0		X
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	Common Stock $5,200,000	4	$5,200,000	0	$0		X
UT									
VT									
VA		X	Common Stock $50,000	1	$50,000	0	$0		X
WA									
WV									
WI									
WY		X	Common Stock $25,000	1	$25,000	0	$0		X
PR									

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Last update: 06/06/2002